REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUE
Revenues	$ 8,793	$ 14,219	$ 23,011	$ 29,563	$ 38,098	$ 43,922
United States
REVENUE
Revenues	7,361	13,711	19,692	26,662	33,496	38,715
International
REVENUE
Revenues	1,432	508	3,319	2,901	4,602	5,207
Hardware
REVENUE
Revenues	3,768	7,713	11,908	17,115	21,991	27,461
Software
REVENUE
Revenues	4,319	5,612	8,667	10,222	12,857	13,229
Services
REVENUE
Revenues	706	894	2,436	2,226	3,250	3,232
Point in time
REVENUE
Revenues	8,480	13,784	21,958	28,220	36,414	41,951
Over time
REVENUE
Revenues	$ 313	$ 435	$ 1,053	$ 1,343	$ 1,684	$ 1,971